Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.50	$ 0.50
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common Stock
Common stock, par value	$ 0.50	$ 0.50
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	36,262,023	34,676,359
Treasury stock, shares	6,322,650	6,322,650
Class B Common Stock
Common stock, par value	$ 0.50	$ 0.50
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,630,200	4,699,895
Treasury stock, shares	48,263	48,263